Convertible Debentures (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Convertible Debenture
	March 31, 2020	December 31, 2019
Principal Outstanding
Opening balance	$3,464,737	$8,529,751
Additions		—
Repaid	(7,496)	—
Conversion to equity	(338,077)	(5,240,736)
Foreign exchange movements	(107,667)	175,722
	3,011,497	3,464,737
Accrued Interest
Opening balance	524,227	520,523
Interest expense	79,300	719,004
Repaid	(1,499)	—
Conversion to equity	(57,176)	(731,731)
Foreign exchange movements	(16,350)	15,504
	528,502	524,227
Debenture Discount
Opening balance	(627,627)	(4,587,228)
Amortization	396,016	3,959,601
	(231,611)	(627,627)
Convertible Debentures, net	3,308,388	3,361,337

	December 31, 2019	December 31, 2018
Principal Outstanding
Opening balance	$8,529,751	$1,610,980
Additions	—	7,080,308
Conversion to equity	(5,240,736)	—
Foreign exchange movements	175,722	(161,537)
	3,464,737	8,529,751
Accrued Interest
Opening balance	520,523	—
Interest expense	719,931	520,523
Conversion to equity	(731,731)	—
Foreign exchange movements	15,504	—
	524,227	520,523
Debenture Discount
Opening balance	(4,587,228)	(462,872)
Additions	—	(6,119,484)
Amortization	3,959,601	1,995,128
	(627,627)	(4,587,228)
Convertible Debentures, net	$3,361,337	$4,463,046